Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Accounts receivable	(54,830)	34,669	(24,285)
Prepaid expenses and other assets	(6,618)	5,983	804
Accounts payable and accrued liabilities	39,413	38,627	(23,745)
Advances from (to) affiliate	51,841	(5,061)	73,129
	29,806	74,218	25,903

b)
Cash interest paid (including interest paid by the Dropdown Predecessor and realized losses on interest rate swaps) during the years ended December 31, 2017, 2016 and 2015 totaled $205.0 million, $180.9 million, and $179.5 million, respectively.

c)	Income taxes paid (including taxes paid by the Dropdown Predecessor) during the years ended December 31, 2017, 2016 and 2015 totaled $2.2 million, $1.5 million and $0.8 million, respectively.

d)
The Partnership’s consolidated statement of cash flows for the year ended December 31, 2015 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessels began operations under the ownership of Teekay Corporation. For non-cash charges related to the Dropdown Predecessor (see note 3).

e)	The cash portion of the purchase price of vessels acquired from Teekay Corporation is as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Petrojarl Knarr (net of cash acquired of $14.2 million)(1) (note 3)	—	—	(112,710)

(1)	Excludes the conversion of $300.0 million of the convertible promissory note issued to Teekay Corporation into 14.4 million common units of the Partnership (see note 3).